Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Revenue
Commercialization Revenue	$ 1,217	$ 949	$ 2,223	$ 1,555
Milestone Revenue	500	12,334	11,000	12,834
Interest Revenue	153	114	284	182
Total Revenue	1,870	13,397	13,507	14,571
Clinical trial and research & development	(10,555)	(9,752)	(21,921)	(19,457)
Manufacturing production & development	(3,989)	(340)	(7,640)	(762)
Employee benefits
Salaries and employee benefits	(5,088)	(4,961)	(9,920)	(9,537)
Defined contribution superannuation expenses		(93)	(184)	(192)
Equity settled share-based payment transactions	(1,208)	(2,140)	(2,026)	(4,029)
Total Employee benefits	(6,296)	(7,194)	(12,130)	(13,758)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(150)	(237)	(310)	(504)
Intellectual property amortization	(395)	(364)	(788)	(728)
Total Depreciation and amortization of non-current assets	(545)	(601)	(1,098)	(1,232)
Other Management & administration expenses
Overheads & administration	(2,249)	(1,965)	(6,253)	(3,827)
Consultancy	(797)	(950)	(1,646)	(1,716)
Legal, patent and other professional fees	(881)	(845)	(2,451)	(1,383)
Intellectual property expenses (excluding the amount amortized above)	(703)	(1,019)	(1,295)	(1,788)
Total Other Management & administration expenses	(4,630)	(4,779)	(11,645)	(8,714)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	(11)	(793)	(634)	8,702
Total Fair value remeasurement of contingent consideration	(11)	(793)	(634)	8,702
Other operating income and expenses
Remeasurement of borrowing arrangements	(752)		(752)
Research & development tax incentive		317		910
Foreign exchange gains/(losses)	(23)	106	(174)	181
Foreign withholding tax paid	(52)		(52)
Total Other operating income and expenses	(827)	423	(978)	1,091
Finance costs
Interest expense	(2,486)		(5,139)
Total Finance costs	(2,486)		(5,139)
Loss before income tax	$ (27,469)	$ (9,639)	$ (47,678)	$ (19,559)